Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2014	$ 24,895	$ 6,188	$ 346,581	$ (320,452)	$ (7,423)
Balance (in shares) at Dec. 31, 2014		40,191,264
Subscription of warrants	0
Issuance of ordinary shares on exercise of stock or warrants	1,652	$ 41	1,611
Issuance of ordinary shares on exercise of stock or warrants (in shares)		307,500
Issuance of ordinary shares on Capital raise	0	$ 0	0
Issuance of ordinary shares on Capital raise (in shares)		0
Stock-based compensation expense	4,231		4,231
Net loss	(5,753)			(5,753)
Other comprehensive income (loss)	(11,387)				(11,387)
Balance at Jun. 30, 2015	13,637	$ 6,229	352,423	(326,205)	(18,810)
Balance (in shares) at Jun. 30, 2015		40,498,764
Balance at Mar. 31, 2015	22,246	$ 6,196	348,571	(308,805)	(23,716)
Balance (in shares) at Mar. 31, 2015		40,253,014
Subscription of warrants	0
Issuance of ordinary shares on exercise of stock or warrants	1,405	$ 33	1,372
Issuance of ordinary shares on exercise of stock or warrants (in shares)		245,750
Issuance of ordinary shares on Capital raise	0	$ 0	0
Issuance of ordinary shares on Capital raise (in shares)		0
Stock-based compensation expense	2,480		2,480
Net loss	(17,400)			(17,400)
Other comprehensive income (loss)	4,906				4,906
Balance at Jun. 30, 2015	$ 13,637	$ 6,229	$ 352,423	$ (326,205)	$ (18,810)
Balance (in shares) at Jun. 30, 2015		40,498,764